UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06383

Nuveen Michigan Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Michigan Quality Municipal Income Fund (NUM)
	May 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.8% (100.0% of Total Investments)

	MUNICIPAL BONDS – 157.8% (100.0% of Total Investments)

	Consumer Staples – 5.0% (3.2% of Total Investments)
$ 7,100	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/17 at 100.00	B–	$ 7,111,076
	Senior Lien Series 2007A, 6.000%, 6/01/34
8,650	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	B2	9,006,813
	Series 2008A, 6.875%, 6/01/42
15,750	Total Consumer Staples			16,117,889
	Education and Civic Organizations – 28.6% (18.1% of Total Investments)
1,220	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014,	10/24 at 100.00	Aa3	1,385,517
	5.000%, 10/01/39
1,000	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	8/17 at 100.00	B	709,710
1,255	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005,	8/17 at 100.00	B–	808,672
	5.750%, 11/01/30
2,250	Ferris State University, Michigan, General Revenue Bonds, Refunding Series 2016,	10/26 at 100.00	A1	2,598,030
	5.000%, 10/01/41
500	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B,	12/24 at 100.00	A+	585,935
	5.000%, 12/01/28
990	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning	10/21 at 100.00	BB–	990,594
	Academy Project, Refunding Series 2011, 7.000%, 10/01/31
	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,
	Kettering University, Series 2001:
865	5.500%, 9/01/17 – AMBAC Insured	No Opt. Call	N/R	866,505
1,170	5.000%, 9/01/26 – AMBAC Insured	9/17 at 100.00	N/R	1,170,468
240	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	241,718
	Montessori Academy, Series 2007, 6.500%, 12/01/37
5,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	AA+	5,417,100
7,790	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/41	8/23 at 100.00	AA+	8,965,589
3,690	Michigan Technological University, General Revenue Bonds, Refunding Series 2012A,	10/21 at 100.00	A1	4,139,479
	5.000%, 10/01/34
4,000	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	4,525,560
810	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A,	7/26 at 100.00	A1	927,555
	5.000%, 7/01/35
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
2,000	5.000%, 4/01/34	4/27 at 100.00	AAA	2,421,800
2,000	5.000%, 4/01/35	4/27 at 100.00	AAA	2,414,060
1,065	5.000%, 4/01/36	4/27 at 100.00	AAA	1,281,387
2,000	5.000%, 4/01/42	4/27 at 100.00	AAA	2,385,340
4,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	4,573,120
5,000	University of Michigan, General Revenue Bonds, Series 2015, 5.000%, 4/01/46	4/26 at 100.00	AAA	5,855,350
	University of Michigan, General Revenue Bonds, Series 2015:
5,735	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	6,750,497
9,600	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	11,242,272
2,780	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2008, 5.000%,	11/18 at 100.00	Aa3	2,923,726
	11/15/35 – AGM Insured
5,160	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2016A,	5/26 at 100.00	Aa3	6,000,358
	5.000%, 11/15/32
3,700	Wayne State University, Michigan, General Revenue Bonds, Series 2013A, 5.000%, 11/15/40	11/23 at 100.00	Aa3	4,133,603
525	Western Michigan University, General Revenue Bonds, Refunding Series 2011, 5.000%, 11/15/31	11/21 at 100.00	A1	586,856
	Western Michigan University, General Revenue Bonds, Refunding Series 2013:
750	5.250%, 11/15/33 – AGM Insured	11/23 at 100.00	AA	862,118
4,250	5.000%, 11/15/39 – AGM Insured	11/23 at 100.00	AA	4,753,370
	Western Michigan University, General Revenue Bonds, Refunding Series 2015A:
1,500	5.000%, 11/15/40	5/25 at 100.00	A1	1,683,810
850	5.000%, 11/15/45	5/25 at 100.00	A1	952,264
81,695	Total Education and Civic Organizations			92,152,363
	Health Care – 23.1% (14.6% of Total Investments)
2,000	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn	2/27 at 100.00	BBB–	2,110,000
	Hospital, Refunding Series 2016, 5.000%, 2/15/47
4,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	7/21 at 100.00	AA–	4,412,000
	Healthcare, Refunding Series 2011A, 5.000%, 7/01/29
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System,
	Refunding Series 2011C:
5,500	5.000%, 1/15/31	1/22 at 100.00	AA	6,031,025
2,000	5.000%, 1/15/42	1/22 at 100.00	AA	2,157,920
1,780	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding	8/24 at 100.00	A1	2,027,651
	Series 2015A, 5.000%, 8/01/32
5,010	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series	11/26 at 100.00	A	5,653,484
	2016, 5.000%, 11/15/41
4,850	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding	6/24 at 100.00	A+	5,400,039
	Series 2014, 5.000%, 6/01/39
3,930	Michigan Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Refunding Series	8/23 at 100.00	A1	4,447,895
	2013, 5.000%, 8/15/31
6,060	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series	5/25 at 100.00	A+	6,757,627
	2015, 5.000%, 11/15/45
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012,	11/22 at 100.00	A+	3,315,750
	5.000%, 11/15/42
5,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding	6/26 at 100.00	AA–	5,661,350
	Series 2016MI, 5.000%, 12/01/45
1,900	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding	6/27 at 100.00	AA–	2,257,219
	Series 2017MI, 5.000%, 12/01/30
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,000	5.000%, 11/01/25	11/22 at 100.00	A1	1,146,800
1,000	5.000%, 11/01/26	11/22 at 100.00	A1	1,138,830
3,750	5.000%, 11/01/42	11/22 at 100.00	A1	4,110,525
9,615	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	10,899,179
	5.000%, 12/01/39
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA–	1,080,600
	2009C, 5.000%, 12/01/48
5,380	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	3/24 at 100.00	A1	5,994,557
	Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39
66,775	Total Health Care			74,602,451
	Housing/Multifamily – 2.8% (1.8% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue	12/20 at 101.00	AA	2,902,750
	Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
1,405	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A,	8/17 at 100.00	AA	1,407,796
	3.875%, 11/01/17 (Alternative Minimum Tax)
1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A,	10/20 at 100.00	AA	1,951,254
	5.000%, 10/01/35
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2,	4/22 at 100.00	AA	1,796,501
	4.625%, 10/01/41
1,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D,	4/22 at 100.00	AA	1,041,900
	4.000%, 10/01/42
8,630	Total Housing/Multifamily			9,100,201
	Tax Obligation/General – 30.9% (19.6% of Total Investments)
2,310	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds,	5/22 at 100.00	Aa1	2,694,615
	Refunding Series 2012, 5.000%, 5/01/29
840	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School	No Opt. Call	Aa2	1,014,082
	Building & Site Series 2015, 5.000%, 5/01/24
895	Bloomfield Township, Michigan, General Obligation Bonds, Refunding Series 2016, 5.000%, 5/01/28	5/26 at 100.00	AAA	1,094,191
	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building
	& Site Series 2017I:
2,250	5.000%, 5/01/43 (WI/DD, Settling 6/28/17)	5/27 at 100.00	AA–	2,595,690
2,195	5.000%, 5/01/47 (WI/DD, Settling 6/28/17)	5/27 at 100.00	AA–	2,524,228
	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2012:
1,000	4.000%, 5/01/32	5/21 at 100.00	AA–	1,038,550
500	4.000%, 5/01/33	5/21 at 100.00	AA–	517,590
1,135	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/24 at 100.00	AA–	1,280,348
	Bonds, School Building & Site Series 2014, 5.000%, 5/01/39
875	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	AA–	969,929
	Series 2012, 5.000%, 5/01/20
	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building
	& Site, Series 2011B:
1,200	5.500%, 5/01/36	5/21 at 100.00	AA–	1,355,040
2,190	5.500%, 5/01/41	5/21 at 100.00	AA–	2,472,948
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	7,347,217
3,000	0.000%, 12/01/26	No Opt. Call	AAA	2,396,280
100	0.000%, 12/01/27	No Opt. Call	AAA	77,431
4,305	0.000%, 12/01/29	No Opt. Call	AAA	3,124,052
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding
	Series 2011:
560	5.000%, 10/01/28	10/21 at 100.00	AA	635,365
500	5.000%, 10/01/30	10/21 at 100.00	AA	566,900
500	5.000%, 10/01/31	10/21 at 100.00	AA	566,900
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School
	Building & Site Series 2016:
1,700	5.000%, 5/01/24 – AGM Insured	No Opt. Call	AA	2,053,124
4,205	5.000%, 5/01/28 – AGM Insured	5/26 at 100.00	AA	5,074,131
1,000	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	1,146,170
	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017:
300	5.000%, 4/01/27	No Opt. Call	AA+	373,611
1,675	5.000%, 4/01/30	4/27 at 100.00	AA+	2,039,229
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2016:
1,000	5.000%, 6/01/31	6/26 at 100.00	AAA	1,209,330
1,445	5.000%, 6/01/34	6/26 at 100.00	AAA	1,721,703
1,000	5.000%, 6/01/35	6/26 at 100.00	AAA	1,187,960
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2017A:
1,570	5.000%, 6/01/36	6/27 at 100.00	AAA	1,887,658
1,650	5.000%, 6/01/37	6/27 at 100.00	AAA	1,977,443
1,025	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/34	1/25 at 100.00	AAA	1,193,305
3,440	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015,	1/25 at 100.00	AAA	4,080,253
	5.000%, 1/01/31
	Lake Saint Claire Clean Water Drain Drainage District, Macomb County, Michigan, General
	Obligation Bonds, Series 2013:
1,000	5.000%, 10/01/25	10/23 at 100.00	AA+	1,184,460
1,020	5.000%, 10/01/26	10/23 at 100.00	AA+	1,199,489
1,000	L'Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	AA–	1,191,020
	Series 2015, 5.000%, 5/01/23
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2016I:
1,345	5.000%, 5/01/26	No Opt. Call	AA–	1,637,080
2,245	5.000%, 5/01/33	5/26 at 100.00	AA–	2,597,757
2,085	5.000%, 5/01/38	5/26 at 100.00	AA–	2,374,085
2,200	5.000%, 5/01/41	5/26 at 100.00	AA–	2,497,726
4,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A,	12/21 at 100.00	Aa1	4,637,400
	5.000%, 12/01/22
1,950	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2015A,	12/25 at 100.00	Aa1	2,368,782
	5.000%, 12/01/28
1,000	Michigan State, General Obligation Bonds, Environmental Program, Series 2014A, 5.000%, 12/01/28	12/24 at 100.00	Aa1	1,199,170
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	Aa2	2,813,300
	5/01/22 – NPFG Insured
2,945	Muskegon Community College District, Michigan, General Obligation Bonds, Community Facility	5/24 at 100.00	AA	3,316,247
	Series 2013I, 5.000%, 5/01/38 – BAM Insured
	Muskegon County, Michigan, General Obligation Wastewater Bonds, Management System 1,
	Refunding Series 2015:
1,350	5.000%, 11/01/33	11/25 at 100.00	AA	1,555,997
1,730	5.000%, 11/01/36	11/25 at 100.00	AA	1,964,969
	Port Huron, Michigan, General Obligation Bonds, Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	1,791,415
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA	724,275
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	593,388
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA	904,632
500	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding Series	No Opt. Call	AA–	537,145
	2012, 5.000%, 5/01/19
625	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	Aa2	694,519
	Series 2014, 5.000%, 5/01/20
1,435	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School	5/24 at 100.00	AA	1,613,026
	Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured
350	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AA	380,027
	2009, 5.125%, 12/01/33 – AGC Insured
550	Troy School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series	5/25 at 100.00	AA	664,147
	2015, 5.000%, 5/01/26
1,600	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	11/23 at 100.00	Aa1	1,807,392
	School Building & Site Series 2014, 5.000%, 5/01/40
1,390	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	Aa2	1,600,390
	Series 1996, 5.500%, 5/01/25 – NPFG Insured
1,475	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Refunding	5/21 at 100.00	AA	1,612,087
	Series 2011, 4.500%, 5/01/31 – AGM Insured
91,115	Total Tax Obligation/General			99,675,198
	Tax Obligation/Limited – 12.6% (8.0% of Total Investments)
2,200	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment	2/24 at 103.00	N/R	2,439,250
	Bonds, Series 2013A, 5.950%, 2/01/42
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional
	Convention Facility Authority Local Project, Series 2014H-1:
1,240	5.000%, 10/01/20	10/19 at 100.00	AA–	1,338,828
2,000	5.000%, 10/01/24	10/23 at 100.00	AA–	2,349,020
2,000	5.000%, 10/01/25	10/24 at 100.00	AA–	2,366,140
11,025	5.000%, 10/01/39	10/24 at 100.00	AA–	12,366,187
4,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I,	10/25 at 100.00	Aa2	4,540,720
	5.000%, 4/15/38
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I,	10/26 at 100.00	Aa2	1,713,165
	5.000%, 4/15/41
	Michigan State Trunk Line Fund Bonds, Series 2011:
1,100	5.000%, 11/15/24	11/21 at 100.00	AA+	1,258,939
1,750	5.000%, 11/15/29	11/21 at 100.00	AA+	1,994,773
1,605	5.000%, 11/15/31	11/21 at 100.00	AA+	1,824,789
1,160	4.000%, 11/15/32	11/21 at 100.00	AA+	1,224,890
1,970	5.000%, 11/15/36	11/21 at 100.00	AA+	2,226,218
1,370	Michigan State Trunk Line Fund Refunding Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	1,632,656
	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015:
1,065	5.000%, 11/15/19	No Opt. Call	AA+	1,170,872
1,950	5.000%, 11/15/29	11/24 at 100.00	AA+	2,320,403
35,935	Total Tax Obligation/Limited			40,766,850
	Transportation – 3.0% (1.9% of Total Investments)
4,500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	5,156,820
	Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)
4,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/22 at 100.00	AA	4,358,360
	Airport, Series 2012A, 5.000%, 12/01/42 – AGM Insured
8,500	Total Transportation			9,515,180
	U.S. Guaranteed – 23.8% (15.0% of Total Investments) (5)
2,200	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+ (5)	2,283,996
	Series 2008, 5.000%, 5/01/38 (Pre-refunded 5/01/18)
425	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+ (5)	446,123
	7/01/36 (Pre-refunded 7/01/18) – BHAC Insured
	Grand Rapids, Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement
	Series 2007:
860	5.000%, 9/01/24 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA (5)	869,047
2,000	5.000%, 9/01/27 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA (5)	2,021,040
1,190	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	Aa1 (5)	1,219,167
	(Pre-refunded 1/01/18)
2,605	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39	1/19 at 100.00	AA (5)	2,777,034
	(Pre-refunded 1/01/19) – AGC Insured
1,800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance	6/20 at 100.00	AA (5)	2,008,584
	Health, Refunding Series 2010A, 5.000%, 6/01/37 (Pre-refunded 6/01/20) – AGM Insured
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
390	5.000%, 7/01/28 (Pre-refunded 7/01/18)	7/18 at 100.00	AA– (5)	407,542
8,250	5.000%, 7/01/32 (Pre-refunded 7/01/18)	7/18 at 100.00	AA– (5)	8,621,085
5,505	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center,	6/22 at 100.00	N/R (5)	6,471,017
	Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)
35	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (5)	40,831
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010:
390	5.000%, 10/01/26 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	439,982
475	5.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	535,876
	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007:
430	5.000%, 10/01/23 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	435,994
1,775	5.000%, 10/01/24 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	1,799,744
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
	Refunding Series 2009:
150	5.000%, 11/15/20 (Pre-refunded 11/15/19)	11/19 at 100.00	A (5)	164,604
7,300	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	A (5)	8,143,223
4,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, MidMichigan Obligated	6/19 at 100.00	AA+ (5)	4,391,160
	Group, Series 2009A, 5.875%, 6/01/39 (Pre-refunded 6/01/19) – AGC Insured
3,415	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John's Health	8/17 at 100.00	Aaa	3,670,408
	System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
1,000	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%,	5/19 at 100.00	Aa1 (5)	1,086,280
	11/01/25 (Pre-refunded 5/01/19)
	Ottawa County, Michigan, General Obligation Bonds, Water Supply System Series 2007:
4,330	5.000%, 8/01/26 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	Aaa	4,360,570
5,620	5.000%, 8/01/30 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	Aaa	5,659,677
750	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, School	5/18 at 100.00	Aa1 (5)	778,635
	Building & Site, Series 2008, 5.000%, 5/01/28 (Pre-refunded 5/01/18) – AGC Insured
2,100	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, School Building &	5/18 at 100.00	Aa1 (5)	2,179,002
	Site Series 2008, 5.000%, 5/01/33 (Pre-refunded 5/01/18) – AGM Insured
3,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	8/19 at 100.00	A1 (5)	4,028,352
	Hospital Obligated Group, Refunding Series 2009W, 6.000%, 8/01/39 (Pre-refunded 8/01/19)
1,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,636,500
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
700	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22	7/18 at 100.00	AA– (5)	733,215
	(Pre-refunded 7/01/18) – NPFG Insured
3,600	Trenton Public Schools District, Michigan, General Obligation Bonds, School Building & Site	5/18 at 100.00	Aa1 (5)	3,736,800
	Series 2008, 5.000%, 5/01/34 (Pre-refunded 5/01/18) – AGM Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building &
	Site, Series 2008:
1,110	5.000%, 5/01/31 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa1 (5)	1,152,380
2,150	5.000%, 5/01/38 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa1 (5)	2,232,087
2,220	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2008, 5.000%,	11/18 at 100.00	Aa3 (5)	2,353,067
	11/15/35 (Pre-refunded 11/15/18) – AGM Insured
71,915	Total U.S. Guaranteed			76,683,022
	Utilities – 12.0% (7.6% of Total Investments)
	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A:
2,750	5.000%, 7/01/33	7/21 at 100.00	AA	3,100,130
6,020	5.000%, 7/01/39	7/21 at 100.00	AA	6,786,466
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond
	Trust 2016-XF0394:
1,110	15.966%, 7/01/37 (IF) (4)	7/21 at 100.00	AA–	1,625,129
1,700	15.966%, 7/01/37 (IF) (4)	7/21 at 100.00	AA–	2,488,936
	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/30	7/26 at 100.00	A	1,174,470
1,000	5.000%, 7/01/31	7/26 at 100.00	A	1,169,230
75	5.000%, 7/01/32	7/26 at 100.00	A	87,366
1,000	5.000%, 7/01/33	7/26 at 100.00	A	1,160,550
	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A:
1,900	5.000%, 1/01/27	1/22 at 100.00	A2	2,085,440
4,530	5.000%, 1/01/43	1/22 at 100.00	A2	4,817,293
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding
	Series 2011:
1,760	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA	1,964,301
1,990	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA	2,211,467
2,180	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA	2,408,202
290	5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	317,304
3,640	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	No Opt. Call	Aa3	4,376,154
	Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured
2,700	Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/44 –	10/25 at 100.00	AA	2,907,441
	BAM Insured
33,645	Total Utilities			38,679,879
	Water and Sewer – 16.0% (10.2% of Total Investments)
15	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%,	7/17 at 100.00	AA	15,047
	7/01/34 – AGM Insured
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding
	Series 2014:
1,000	5.000%, 1/01/32	1/24 at 100.00	Aa1	1,161,400
1,000	5.000%, 1/01/33	1/24 at 100.00	Aa1	1,156,780
1,000	5.000%, 1/01/34	1/24 at 100.00	Aa1	1,152,830
1,855	5.000%, 1/01/44	1/24 at 100.00	Aa1	2,107,113
1,005	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Refunding Second	7/26 at 100.00	A–	1,147,439
	Lien Series 2016C, 5.000%, 7/01/32
6,245	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien	7/26 at 100.00	A	7,236,893
	Series 2016C, 5.000%, 7/01/32
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C:
4,665	5.000%, 7/01/34	7/25 at 100.00	A–	5,181,555
1,070	5.000%, 7/01/35	7/25 at 100.00	A–	1,185,303
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,702,410
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,377,953
3,340	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA	3,901,387
	Sewerage Department Water Supply System Local Project, Series 2014D-2, 5.000%, 7/01/27 –
	AGM Insured
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012:
2,000	5.000%, 10/01/31	10/22 at 100.00	AAA	2,336,220
1,135	5.000%, 10/01/32	10/22 at 100.00	AAA	1,322,650
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate
	Refunding Series 2013:
1,955	5.000%, 10/01/22	No Opt. Call	AAA	2,326,802
3,200	5.000%, 10/01/25	10/22 at 100.00	AAA	3,804,928
5,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate	No Opt. Call	AAA	6,236,200
	Refunding Series 2016B, 5.000%, 10/01/25
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water, Refunding Series	No Opt. Call	AAA	2,260,880
	2012, 5.000%, 10/01/20
580	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	8/17 at 100.00	AAA	581,984
	5.000%, 10/01/19
170	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005,	8/17 at 100.00	AAA	170,923
	5.000%, 10/01/19
90	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	8/17 at 100.00	AAA	90,303
	5.000%, 10/01/23
	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007:
70	5.000%, 10/01/23	10/17 at 100.00	AAA	70,964
225	5.000%, 10/01/24	10/17 at 100.00	AAA	230,481
1,000	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Refunding Series 2016,	No Opt. Call	AA	1,209,750
	5.000%, 11/01/24
	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011:
500	5.250%, 10/01/31	10/21 at 100.00	A–	556,390
1,500	5.625%, 10/01/40	10/21 at 100.00	A–	1,697,415
	Wyoming, Michigan, Water Supply System Revenue Bonds, Refunding Series 2016:
210	5.000%, 6/01/26	No Opt. Call	Aa2	255,179
505	5.000%, 6/01/27	6/26 at 100.00	Aa2	606,682
550	5.000%, 6/01/28	6/26 at 100.00	Aa2	655,276
44,605	Total Water and Sewer			51,739,137
$ 458,565	Total Long-Term Investments (cost $479,650,153)			509,032,170
	Floating Rate Obligations – (3.8)%			(12,265,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (53.6)% (6)			(172,971,373)
	Other Assets Less Liabilities – (0.4)%			(1,177,101)
	Net Assets Applicable to Common Shares – 100%			$ 322,618,696

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$509,032,170	$ —	$509,032,170

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments was $467,669,755.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$30,757,458
Depreciation	(1,659,145)
Net unrealized appreciation (depreciation) of investments	$29,098,313

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor's Group
("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of
Total Investments is 34.0%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         July 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 28, 2017